Exhibit 99.7

COLT SECURITIZATION DEPOSITOR, LLC abs-15g

Deal ID	Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
4350118871	XXXX		XXXX	A	A	A	A	A	A	A	A		XXXX	XXXX	XXXX			A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXXX	XXXX	Investment	Purchase	NA			XXXX
4350118870	XXXX		XXXX	B	B	B	B	A	A	A	A	Closed	XXXX	XXXX	XXXX	Waived	2 - Non-Material	B	B	Credit	Income	DSCR is less than the guideline minimum	Waived-Exception for a DSCR under 1 on a FN purchase. - Due Diligence Vendor-12/03/2025		Waived-Exception for a DSCR under 1 on a FN purchase. - Due Diligence Vendor-12/03/2025		Exception approved with .5 to price Approved on Series Z please submit a CoC to change the program DSCR to not fall below .79		ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXXX	XXXX	Investment	Purchase	NA	Originator Pre-Close	Yes	XXXX